American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
March 31, 2021

Disciplined Core Value - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.7%
Boeing Co. (The)(1)	22,377	5,699,869
Raytheon Technologies Corp.	63,974	4,943,271
Textron, Inc.	156,681	8,786,671
		19,429,811
Air Freight and Logistics — 0.8%
FedEx Corp.	74,577	21,182,851
Airlines — 1.0%
Alaska Air Group, Inc.(1)	144,091	9,972,538
Delta Air Lines, Inc.(1)	75,640	3,651,899
Southwest Airlines Co.(1)	243,704	14,880,567
		28,505,004
Auto Components — 0.5%
Lear Corp.	69,074	12,519,662
Automobiles — 1.3%
Ford Motor Co.(1)	1,642,987	20,126,591
General Motors Co.(1)	284,835	16,366,619
		36,493,210
Banks — 5.7%
Bank of America Corp.	938,094	36,294,857
CIT Group, Inc.	76,758	3,953,805
Citigroup, Inc.	446,529	32,484,985
East West Bancorp, Inc.	152,109	11,225,644
JPMorgan Chase & Co.	356,149	54,216,562
Truist Financial Corp.	284,419	16,587,316
		154,763,169
Biotechnology — 2.1%
AbbVie, Inc.	280,729	30,380,492
Amgen, Inc.	27,410	6,819,882
Gilead Sciences, Inc.	281,881	18,217,969
Sage Therapeutics, Inc.(1)	39,544	2,959,869
		58,378,212
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	79,624	11,866,365
Cboe Global Markets, Inc.	152,355	15,035,915
Goldman Sachs Group, Inc. (The)	60,467	19,772,709
Moody's Corp.	69,740	20,825,061
Morgan Stanley	253,109	19,656,445
MSCI, Inc.	12,685	5,318,567
S&P Global, Inc.	45,310	15,988,540
T. Rowe Price Group, Inc.	91,699	15,735,548
		124,199,150
Chemicals — 1.5%
Dow, Inc.	262,903	16,810,018
Linde plc	23,012	6,446,581
Mosaic Co. (The)	380,341	12,022,579
Olin Corp.	116,642	4,428,897
		39,708,075

Commercial Services and Supplies — 0.5%
Waste Management, Inc.	101,313	13,071,403
Communications Equipment — 1.7%
Cisco Systems, Inc.	571,155	29,534,425
Juniper Networks, Inc.	673,340	17,055,702
		46,590,127
Construction and Engineering — 1.6%
MasTec, Inc.(1)	42,158	3,950,205
Quanta Services, Inc.	384,276	33,808,602
Valmont Industries, Inc.	29,953	7,118,930
		44,877,737
Consumer Finance — 0.4%
Synchrony Financial	283,867	11,542,032
Containers and Packaging — 1.1%
International Paper Co.	184,407	9,970,886
WestRock Co.	361,635	18,823,102
		28,793,988
Distributors — 0.2%
LKQ Corp.(1)	127,540	5,398,768
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	151,732	38,762,974
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	951,707	28,808,171
Lumen Technologies, Inc.	1,410,348	18,828,146
Verizon Communications, Inc.	582,336	33,862,838
		81,499,155
Electric Utilities — 0.5%
NextEra Energy, Inc.	177,212	13,398,999
Electrical Equipment — 1.5%
Eaton Corp. plc	175,778	24,306,582
Emerson Electric Co.	170,409	15,374,300
		39,680,882
Electronic Equipment, Instruments and Components — 2.3%
Arrow Electronics, Inc.(1)	356,421	39,498,575
Avnet, Inc.	372,264	15,452,679
SYNNEX Corp.	67,014	7,695,888
		62,647,142
Energy Equipment and Services — 1.2%
Baker Hughes Co.	803,295	17,359,205
NOV, Inc.(1)	592,552	8,129,813
Schlumberger NV	293,073	7,968,655
		33,457,673
Entertainment — 0.9%
Madison Square Garden Sports Corp.(1)	61,480	11,033,201
Walt Disney Co. (The)(1)	71,190	13,135,979
		24,169,180
Equity Real Estate Investment Trusts (REITs) — 1.8%
Iron Mountain, Inc.	378,218	13,997,848
Public Storage	67,788	16,727,367
Simon Property Group, Inc.	116,036	13,201,416
Spirit Realty Capital, Inc.	142,007	6,035,297
		49,961,928
Food and Staples Retailing — 4.2%
Kroger Co. (The)	1,320,780	47,534,872

Walgreens Boots Alliance, Inc.	709,111	38,930,194
Walmart, Inc.	203,883	27,693,428
		114,158,494
Food Products — 3.7%
General Mills, Inc.	470,000	28,820,400
Hershey Co. (The)	50,203	7,940,107
J.M. Smucker Co. (The)	23,093	2,921,957
Kraft Heinz Co. (The)	381,249	15,249,960
Lamb Weston Holdings, Inc.	73,900	5,725,772
Tyson Foods, Inc., Class A	528,590	39,274,237
		99,932,433
Health Care Equipment and Supplies — 1.7%
DENTSPLY SIRONA, Inc.	239,792	15,301,128
Zimmer Biomet Holdings, Inc.	199,875	31,995,990
		47,297,118
Health Care Providers and Services — 5.6%
Anthem, Inc.	106,661	38,285,966
Cardinal Health, Inc.	146,673	8,910,385
CVS Health Corp.	338,005	25,428,116
Humana, Inc.	31,916	13,380,783
Laboratory Corp. of America Holdings(1)	75,505	19,256,040
McKesson Corp.	79,079	15,423,568
UnitedHealth Group, Inc.	82,805	30,809,256
		151,494,114
Health Care Technology — 0.2%
Cerner Corp.	78,382	5,634,098
Hotels, Restaurants and Leisure — 2.0%
Aramark	287,756	10,871,422
Churchill Downs, Inc.	15,137	3,442,456
Darden Restaurants, Inc.	81,015	11,504,130
Las Vegas Sands Corp.(1)	59,144	3,593,589
Starbucks Corp.	30,780	3,363,331
Texas Roadhouse, Inc.(1)	36,540	3,505,648
Vail Resorts, Inc.(1)	37,971	11,074,622
Yum! Brands, Inc.	63,819	6,903,939
		54,259,137
Household Durables — 1.6%
Lennar Corp., Class A	129,545	13,113,840
Mohawk Industries, Inc.(1)	128,965	24,801,259
PulteGroup, Inc.	121,475	6,370,149
		44,285,248
Household Products — 2.7%
Church & Dwight Co., Inc.	75,626	6,605,931
Clorox Co. (The)	80,051	15,440,237
Colgate-Palmolive Co.	201,154	15,856,970
Kimberly-Clark Corp.	35,640	4,955,742
Procter & Gamble Co. (The)	219,263	29,694,788
		72,553,668
Industrial Conglomerates — 1.4%
3M Co.	74,688	14,390,884
Honeywell International, Inc.	104,762	22,740,687
		37,131,571
Insurance†
Athene Holding Ltd., Class A(1)	1,939	97,726

Interactive Media and Services — 1.3%
Alphabet, Inc., Class A(1)	17,230	35,537,220
IT Services — 1.9%
Accenture plc, Class A	40,863	11,288,404
Akamai Technologies, Inc.(1)	97,696	9,955,222
Cognizant Technology Solutions Corp., Class A	143,120	11,180,534
International Business Machines Corp.	153,746	20,488,192
		52,912,352
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc.	9,264	4,227,904
Machinery — 1.8%
CNH Industrial NV(1)	755,977	11,823,480
Cummins, Inc.	47,630	12,341,409
Kennametal, Inc.	88,277	3,528,432
Snap-on, Inc.	96,694	22,311,174
		50,004,495
Media — 1.4%
Comcast Corp., Class A	372,279	20,144,017
Discovery, Inc., Class C(1)	154,444	5,697,439
Liberty Broadband Corp., Class C(1)	81,262	12,201,489
		38,042,945
Metals and Mining — 1.5%
Cleveland-Cliffs, Inc.	628,581	12,640,764
Freeport-McMoRan, Inc.(1)	252,363	8,310,314
Nucor Corp.	245,175	19,680,197
		40,631,275
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	48,538	5,555,659
Kohl's Corp.	278,196	16,583,264
Target Corp.	112,060	22,195,724
		44,334,647
Oil, Gas and Consumable Fuels — 4.9%
Chevron Corp.	237,852	24,924,511
ConocoPhillips	242,087	12,823,348
DCP Midstream LP	152,703	3,307,547
Devon Energy Corp.	294,523	6,435,327
EOG Resources, Inc.	266,274	19,312,853
Exxon Mobil Corp.	393,892	21,990,990
Marathon Oil Corp.	1,988,069	21,232,577
New Fortress Energy, Inc.	204,182	9,373,996
Phillips 66	136,614	11,139,506
Valero Energy Corp.	50,481	3,614,440
		134,155,095
Personal Products — 0.1%
Herbalife Nutrition Ltd.(1)	56,395	2,501,682
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	410,327	25,903,943
Johnson & Johnson	223,659	36,758,357
Merck & Co., Inc.	237,677	18,322,520
Pfizer, Inc.	939,200	34,027,216
		115,012,036
Professional Services — 1.0%
ASGN, Inc.(1)	64,566	6,162,179
Nielsen Holdings plc	875,797	22,026,295
		28,188,474

Road and Rail — 0.2%
Ryder System, Inc.	89,461	6,767,725
Semiconductors and Semiconductor Equipment — 6.5%
Applied Materials, Inc.	174,691	23,338,718
Broadcom, Inc.	38,358	17,785,070
Intel Corp.	478,725	30,638,400
KLA Corp.	16,597	5,483,649
Micron Technology, Inc.(1)	317,400	27,997,854
Qorvo, Inc.(1)	138,580	25,318,566
QUALCOMM, Inc.	205,869	27,296,171
Synaptics, Inc.(1)	27,093	3,668,934
Texas Instruments, Inc.	78,064	14,753,315
		176,280,677
Software — 2.6%
Autodesk, Inc.(1)	8,433	2,337,206
Citrix Systems, Inc.	24,187	3,394,887
j2 Global, Inc.(1)	53,614	6,426,174
Microsoft Corp.	120,688	28,454,610
Oracle Corp. (New York)	223,303	15,669,172
VMware, Inc., Class A(1)	92,491	13,915,271
		70,197,320
Specialty Retail — 2.8%
AutoNation, Inc.(1)	79,196	7,382,651
Best Buy Co., Inc.	125,290	14,384,545
Dick's Sporting Goods, Inc.	92,477	7,042,124
Gap, Inc. (The)(1)	598,096	17,811,299
Home Depot, Inc. (The)	47,847	14,605,297
Lithia Motors, Inc., Class A	18,235	7,113,291
Lowe's Cos., Inc.	43,375	8,249,057
		76,588,264
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	263,893	32,234,530
Textiles, Apparel and Luxury Goods — 2.2%
PVH Corp.(1)	224,813	23,762,734
Ralph Lauren Corp.(1)	170,625	21,014,175
Skechers USA, Inc., Class A(1)	89,779	3,744,682
Tapestry, Inc.(1)	242,304	9,985,348
		58,506,939
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.	328,688	15,609,393
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	53,465	17,606,559
WESCO International, Inc.(1)	35,881	3,104,783
		20,711,342
TOTAL COMMON STOCKS (Cost $2,151,009,755)		2,618,319,054
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (Cost $53,187,339)	356,283	53,994,689
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $16,843,807), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $16,512,971)		16,512,966
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.00%, 3/31/26 - 02/15/50, valued at $56,166,325), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $55,065,000)		55,065,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	21,342,095	21,342,095
TOTAL TEMPORARY CASH INVESTMENTS (Cost $92,920,061)		92,920,061
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $2,297,117,155)		2,765,233,804
OTHER ASSETS AND LIABILITIES — (1.6)%		(44,499,023)
TOTAL NET ASSETS — 100.0%		$2,720,734,781

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	138	June 2021	$27,375,060	$632,990
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,618,319,054	—	—
Exchange-Traded Funds	53,994,689	—	—
Temporary Cash Investments	21,342,095	71,577,966	—
	2,693,655,838	71,577,966	—
Other Financial Instruments
Futures Contracts	632,990	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.